INCOME TAXES - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended									24 Months Ended		36 Months Ended
	Mar. 31, 2018	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2027	Dec. 31, 2024	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carried forward | ¥			¥ 2,975,267												¥ 2,975,267
Increase Decrease in net income/loss per ordinary share-basic | ¥ / shares			¥ 0.1		¥ 0	¥ 0.76
Uncertain tax positions | ¥			¥ 0		¥ 0
Increase Decrease in net income/loss per ordinary share-diluted | ¥ / shares			¥ 0.1		¥ 0	¥ 0.76
Exemption For Income Tax Holiday [Member]
Income Tax Disclosure [Line Items]
Increase (decrease) in income tax expenses | ¥			¥ 17,480		¥ 581	¥ (129,026)
Minimum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date		Dec. 31, 2024	Dec. 31, 2024
Maximum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date		Dec. 31, 2033	Dec. 31, 2033
BaiJiaHuLian HK [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%									16.50%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Minimum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit | $		$ 2,000
Income tax rate		8.25%	8.25%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Maximum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit | $		$ 2,000
Income tax rate		16.50%	16.50%
GaoTuYunJi [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate						15.00%	15.00%	15.00%						15.00%
Beijing Lexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate							0.00%	0.00%							12.50%
Wuhan Yuexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate						0.00%	0.00%							12.50%
Beijing Yuexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate												0.00%	12.50%
Beijing Gaotu [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate							15.00%	15.00%	15.00%	15.00%	15.00%				15.00%
HK
Income Tax Disclosure [Line Items]
Foreign income tax expense benefit | $		$ 0		$ 0